Document and Entity Information	Dec. 06, 2021
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001841761
Document Type	8-K
Document Period End Date	Dec. 06, 2021
Entity Registrant Name	Virgin Group Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-40263
Entity Address, Address Line One	65 Bleecker Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(212)
Local Phone Number	497-9050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of One Class A Ordinary Share And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	VGII.U
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	VGII
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VGII.WS
Security Exchange Name	NYSE